CONVERTIBLE NOTES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
CONVERTIBLE NOTES
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	$ 346
Changes in fair values of convertible notes due to the instrument-specific credit risk	(5,842)
Foreign currency translation adjustment	508
Convertible notes
CONVERTIBLE NOTES
Beginning balance	188,156
Issuance of convertible notes	189,263
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	17,313
Changes in fair values of convertible notes due to the instrument-specific credit risk	(12,844)
Repayment	(119,263)
Foreign currency translation adjustment	276
Ending balance	262,901
- Current portion	123,544
- Non-current portion	139,357
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance	74,246
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	1,582
Changes in fair values of convertible notes due to the instrument-specific credit risk	(12,249)
Foreign currency translation adjustment	276
Ending balance	63,855
- Non-current portion	63,855
2024 Convertible Notes
CONVERTIBLE NOTES
Beginning balance	113,910
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	5,948
Changes in fair values of convertible notes due to the instrument-specific credit risk	(595)
Repayment	(119,263)
2025 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes	189,263
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	9,783
Ending balance	199,046
- Current portion	123,544
- Non-current portion	$ 75,502